Filed Pursuant to Rule 497(e)

File Nos. 333-195493; 811-22961

Alpha Architect U.S. Quantitative Value ETF

Ticker Symbol: QVAL

Listed on CBOE BZX Exchange, Inc.

Alpha Architect International Quantitative Value ETF

Ticker Symbol: IVAL

Listed on CBOE BZX Exchange, Inc.

Alpha Architect U.S. Quantitative Momentum ETF

Ticker Symbol: QMOM

Listed on CBOE BZX Exchange, Inc.

Alpha Architect International Quantitative Momentum ETF

Ticker Symbol: IMOM

Listed on CBOE BZX Exchange, Inc.

Alpha Architect Value Momentum Trend ETF

Ticker Symbol: VMOT

Listed on CBOE BZX Exchange, Inc.

(collectively, the “Funds”)

Supplement dated May 2, 2022, to the Funds’

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated January 31, 2022

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), be retained for future reference and is in addition to any existing Fund Supplement(s).

Change in Name of the Trust

The Board of Trustees of Alpha Architect ETF Trust, a Delaware statutory trust (the “Trust”) approved a change of the name of the Trust to “EA Series Trust.” Effective immediately, all references to the name of the Trust in each of the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with the EA Series Trust.

The change of the name of the Trust will not result in any changes in the investment objectives or investment strategies of the Funds.

New Assistant Treasurer for the Trust

Effective immediately, Sean Hegarty is added as Assistant Treasurer of the Trust. The section entitled “Management of the Funds—Officers” in the SAI is hereby amended to add the following information about the new officer:

Name and Year of Birth	Position(s) with Trust	Principal Occupation(s)
Sean Hegarty (1993)	Assistant Treasurer (since April 2022)	Chief Operating Officer, Empowered Funds, LLC (2022 - present); Assistant Vice President - Fund Administration, U.S. Bank Global Fund Services (2018 - 2022); Staff Accountant, Cohen & Company (2015 - 2018)

Updated Transaction Fees

Effective May 2, 2022, the table located in the “Transaction Fees” section in the Funds’ SAI is hereby deleted and replaced with the following:

Fund	Standard Transaction Fee	Variable Charge
Alpha Architect U.S. Quantitative Value ETF	$300*	Up to 2.00%
Alpha Architect International Quantitative Value ETF	$750*	Up to 2.00%
Alpha Architect U.S. Quantitative Momentum ETF	$300*	Up to 2.00%
Alpha Architect International Quantitative Momentum ETF	$750*	Up to 2.00%
Alpha Architect Value Momentum Trend ETF	$300*	Up to 2.00%

*	The Transaction Fee may be higher for transactions outside the Clearing Process. In addition, one half of the Transaction Fee may be waived in conjunction with rebalancing transactions.